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               [Western Reserve Life Assurance Co. of Ohio letterhead]





                                April 24, 2003




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:   WRL Series Life Corporate Account
      File No. 333-57681



Dear Commissioners:

      On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on April 21, 2003.

      Please contact the undersigned at (319) 247-6115 if you have any questions about this filing.


                                Sincerely,

                                /S/ Karen J. Epp

                                Karen J. Epp
                                Senior Attorney